Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 2,687		$ 2,934
Others	3,074		3,285
Prepayments	5,761		6,219
Prepaid rents	812		899
Others	1,376		2,079
Current prepayments	2,188	$ 74	2,978
Prepaid rents	1,875		2,035
Others	1,698		1,206
Noncurrent prepayments	$ 3,573	$ 121	$ 3,241